Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
Schedule of property and equipment
	2014	2013
Computer equipment	$19,519	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	30,607	33,448
Accumulated depreciation	(17,794)	(18,391)
Property and equipment, net	$12,813	$15,057